Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Allocation of net earnings (loss)	$ (3,541,872)	$ 7,175,980
Basic and diluted weighted average shares outstanding	14,490,000	13,133,764
Basic and diluted net earnings (loss) per ordinary share	$ (0.244)	$ 0.546
Common Class A [Member]
Allocation of net earnings (loss)	$ (2,839,120)	$ 5,605,148
Basic and diluted weighted average shares outstanding	11,615,000	10,258,764
Basic and diluted net earnings (loss) per ordinary share	$ (0.244)	$ 0.546
Common Class B [Member]
Allocation of net earnings (loss)	$ (702,753)	$ 1,570,832
Basic and diluted weighted average shares outstanding	2,875,000	2,875,000
Basic and diluted net earnings (loss) per ordinary share	$ (0.244)	$ 0.546